ACCOUNTS PAYABLE	12 Months Ended
Sep. 30, 2015
Payables and Accruals [Abstract]
Accounts Payable Disclosure [Text Block]
NOTE 10. ACCOUNTS PAYABLE

Accounts payable consisted of the following:

	As of September 30, 2015	As of September 30, 2014
	US$(’000)	US$(’000)
Payable to third-party suppliers	$2,067	$1,867
	$2,067	$1,867

The increased in accounts payable was mainly caused by the increasing amount of inventory purchase during the year for the purpose of Ningxia Baota project which had a large amount of purchasing contacts.